BANK PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Bank Premises and Equipment [Line Items]
Total Bank premises and equipment		$ 66,716	$ 66,458
Less accumulated depreciation		38,666	36,942
Bank premises and equipment, net	27,842	28,050	29,516
Land, Buildings and Improvements [Member]
Bank Premises and Equipment [Line Items]
Total Bank premises and equipment		44,320	44,335
Equipment And Furniture And Fixtures [Member]
Bank Premises and Equipment [Line Items]
Total Bank premises and equipment		$ 22,396	$ 22,123